Off-Balance Sheet Activities	12 Months Ended
Dec. 31, 2013
Off-Balance Sheet Activities
Off-Balance Sheet Activities

Note 20 – Off-Balance Sheet Activities

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customers’ financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance sheet risk was as follows at December 31:

(Dollars in thousands)	2013		2012
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate

Unused lines of credit and letters of credit	$3,495	$66,421	$2,474	$49,196
Commitments to fund loans (at market rates)	7,464	1,899	5,145	5,798

Commitments to fund loans are generally made for periods of 180 days or less. The fixed rate loan commitments have interest rates ranging from 3.75% to 7.25% and maturities ranging from 1 year to 30 years.